Impairment of non-current assets - Impairment analysis (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash-generating units
Impairment of non-current assets.
Impairment loss			$ 492,975	$ 142,133
Cerro Pasco
Impairment of non-current assets.
Impairment loss			225,633	$ 142,133
Mining Peru - goodwill
Impairment of non-current assets.
Impairment loss	$ 0	$ 267,342	$ 267,342